Schedule of investments
Delaware Ivy Science and Technology Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.89%♦
Communication Services — 20.27%
Meta Platforms Class A †	1,053,931	$ 373,049,417
Netflix †	297,486	144,839,984
Pinterest Class A †	8,187,096	303,250,036
Take-Two Interactive Software †	550,454	88,595,571
T-Mobile US	928,276	148,830,491
		1,058,565,499
Consumer Discretionary — 7.29%
Amazon.com †	1,681,692	255,516,283
DraftKings Class A †	1,615,893	56,960,228
Luminar Technologies †	7,068,682	23,821,458
MercadoLibre †	28,421	44,664,738
		380,962,707
Healthcare — 5.17%
Intuitive Surgical †	306,382	103,361,031
Ionis Pharmaceuticals †	1,340,222	67,801,831
Repligen †	257,225	46,249,055
West Pharmaceutical Services	149,898	52,782,084
		270,194,001
Industrials — 2.53%
Copart †	1,181,334	57,885,366
WNS Holdings ADR †	1,175,498	74,291,474
		132,176,840
Information Technology — 64.63%
Advanced Micro Devices †	629,030	92,725,312
Ambarella †	1,268,614	77,753,352
Analog Devices	432,464	85,870,052
Apple	1,010,809	194,611,057
Arista Networks †	144,876	34,119,747
ARM Holdings ADR †	940,193	70,650,803
ASML Holding	240,804	182,269,364
Autodesk †	409,053	99,596,224
Broadcom	219,399	244,904,134
Cadence Design Systems †	614,142	167,273,857
Intuit	276,183	172,622,661
Keysight Technologies †	292,683	46,562,938
Lam Research	229,143	179,478,546
Microchip Technology	954,405	86,068,243
Micron Technology	1,247,669	106,476,072
Microsoft	1,258,491	473,242,956
NVIDIA	609,923	302,046,068
ON Semiconductor †	1,086,199	90,730,202
Seagate Technology Holdings	3,281,515	280,142,936
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Shopify Class A †	619,695	$ 48,274,241
Universal Display	157,228	30,071,427
Workday Class A †	569,883	157,321,901
Zebra Technologies Class A †	558,880	152,758,670
		3,375,570,763
Total Common Stocks (cost $3,312,269,723)		5,217,469,810

Short-Term Investments — 0.33%
Money Market Mutual Funds — 0.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	4,265,215	4,265,215
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	4,265,215	4,265,215
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	4,265,215	4,265,215
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	4,265,215	4,265,215
Total Short-Term Investments (cost $17,060,860)		17,060,860

Total Value of Securities—100.22% (cost $3,329,330,583)		5,234,530,670
Liabilities Net of Receivables and Other Assets—(0.22%)		(11,411,780)
Net Assets Applicable to 107,568,718 Shares Outstanding—100.00%		$5,223,118,890
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV008 [1223] 0224 (3376078)    1